Form 13F
Form 13F Cover Page

Report for the Calendar Year or Quarter
Ended: March 30, 2007
Check here if Amendment [ ]; Amendment
Number:
This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name: Corbyn Investment Management, Inc.
Address: Suite 108 2330 W. Joppa Rd.
Lutherville, MD 21093
13F File Number: 28-4242

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: Karla K. Moore
Title: Corporate Secretary, CCO
Phone: 410-832-5500
Signature, Place and Date of Signing:
Karla K. Moore Lutherville, MD 4-24-2007





Report Type (Check only one):
[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.





Form 13F Summary Page

Report Summary:

Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
60
Form 13F Information Table Value Total:
$355,052
List of Other Included Managers:
NONE







Name of Issuer       Title
                     of
                     Class        CUSIP       Value    Shrs or    SH/PRN  Put/  Investment  Other     Voting Authority
                                                       Prn Amt            Call  Discretion  Managers   Sole


Allied Waste            ComPar$.01 019589308  10,451    830,100      SH          DEFINED             830,100
American Natl Bankshare Com        027745108   1,156     50,511      SH          DEFINED              50,511
Assurant                Com        04621X108   3,876     72,280      SH          DEFINED              72,280
Atlas America           Com        049167109     518      9,173      SH          SOLE                  9,173
Baker Michael Corp      Com        057149106   9,870    406,187      SH          DEFINED             406,187
Berkley, WR             Com        084423102   1,841     55,575      SH          SOLE                 55,575
Brush Engineered        Com        117421107   6,753    139,325      SH          DEFINED             139,325
CNX Gas Corp            Com        12618H309   1,758     62,050      SH          DEFINED              62,050
CIT Group               Com        125581108  13,866    262,010      SH          DEFINED             262,010
Cardinal Financial      Com        14149F109   1,214    121,641      SH          DEFINED             121,641
ConocoPhillips          Com        20825C104   2,042     29,871      SH          DEFINED              29,871
EOG Res Inc.            Com        26875P101   4,983     69,845      SH          DEFINED              69,845
Emcor Group             Com        29084Q100  10,905    184,901      SH          DEFINED             184,901
Emerson Elec Co.        Com        291011104   2,897     67,220      SH          DEFINED              67,220
Energen Corp.           Com        29265N108   8,460    166,240      SH          DEFINED             166,240
FTI Consulting          Com        302941109  16,477    490,520      SH          DEFINED             490,520
First Mariner Banc      Com        320795107   2,023    133,087      SH          DEFINED             133,087
First Potomac           Com        33610F109     370     12,950      SH          DEFINED              12,950
Griffon Corp.           Com        398433102   1,318     53,250      SH          DEFINED              53,250
John Hancock Bk      SHBENINT      409735107     929     96,230      SH          SOLE                 96,230
Horizon Offshore        ComNew     44043J204   6,928    479,113      SH          DEFINED             479,113
KMG America Corp.       Com        482563103   6,866  1,483,000      SH          DEFINED           1,483,000
Lamson & Sessions       Com        513696104   9,742    350,550      SH          DEFINED             350,550
Middleburg Financial    Com        596094102     815     25,000      SH          SOLE                 25,000
NGP Capital Resources   Com        62912R107   9,794    619,481      SH          DEFINED             619,481
Neoware                 Com        64065P102     829     82,350      SH          DEFINED              82,350
PartnerRe Holdings      Com        G6852T105   6,512     95,008      SH          DEFINED              95,008
PFF Bancorp             Com        69331W104   1,475     48,621      SH          SOLE                 48,621
PPL Corporation         Com        69351T106  10,496    256,625      SH          DEFINED             256,625
Patriot Ntl Bancorp     Com        70336F104     675     30,000      SH          SOLE                 30,000
Pentair                 Com        709631105     623     20,000      SH          SOLE                 20,000
Prestige Brands         Com        74112D101   5,576    470,575      SH          DEFINED             470,575
Provident Bankshares    Com        743859100     861     26,190      SH          SOLE                 26,190
Radyne Comstream        Com        750611402  10,458  1,146,701      SH          DEFINED           1,146,701
Rosetta Resources       Com        777779307     750     36,500      SH          SOLE                 36,500
Rush Enterprises        CLA        781846209   7,622    396,792      SH          DEFINED             396,792
Rush Enterprises        CLB        781846308   3,571    197,199      SH          SOLE                197,199
SAIA Inc.               Com        78709Y105     670     28,200      SH          SOLE                 28,200
Southern National Banc  Com        843395104     391     25,000      SH          SOLE                 25,000
SunTrust Bks            Com        867914103   3,554     42,794      SH          DEFINED              42,794
Suncor Energy           Com        867229106  14,512    190,075      SH          DEFINED             190,075
USI Hldgs               Com        90333H101   8,482    503,371      SH          DEFINED             503,371
United America          CLA        90933T109  10,412    448,783      SH          DEFINED             448,783
Urstadt Biddle Pptys    CLA        917286205     538     27,500      SH          SOLE                 27,500
Wabash Natl             Com        929566107  10,010    649,170      SH          DEFINED             649,170
Washington Mutual       Com        939322103   2,721     67,397      SH          DEFINED              67,397
Waste Industries        Com        941057101   4,791    174,391      SH          DEFINED             174,391
Watsco Inc.             Com        942622200  13,430    262,980      SH          DEFINED             262,980
Agere Sys          Note 6.5 12/1   00845VAA8  12,324 12,018,000      PRN         DEFINED          12,018,000
Allied Waste Inds  SDCV 4.25 4/1   019589AD2   2,331  2,443,000      PRN         DEFINED           2,443,000
Amazon.com Inc.    Note 4.75 2/0   023135AF3  11,358 11,444,000      PRN         DEFINED          11,444,000
Ciena Corp.        Note 3.75 2/0   171779AA9  18,053 18,348,000      PRN         DEFINED          18,348,000
Hanover Compressor Note 4.75 3/1   410768AC9   1,514  1,539,000      PRN         DEFINED           1,539,000
Nektar Ther        Note 3.5 10/1   457191AH7  10,744 10,898,000      PRN         DEFINED          10,898,000
ISIS Pharmaceut    Note 5.5  5/0   464337AC8   4,035  4,000,000      PRN         SOLE              4,000,000
Level 3 Communic   Note 6.0  9/1   52729NAG5  15,253 15,695,000      PRN         DEFINED          15,695,000
Level 3 communic   Note 6.0  3/1   52729NAS9   1,304  1,351,000      PRN         SOLE              1,351,000
Quanta Svcs        Note 4.0  7/0   74762EAA0  12,695 12,823,000      PRN         DEFINED          12,823,000
Sonic Automotive   Note 5.25 5/0   83545GAE2   2,406  2,453,000      PRN         DEFINED           2,453,000
Veeco Instrs       Note 4.125 12/2 922417AB6   8,224  8,415,000      PRN         DEFINED           8,415,000
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